Retirement Plans (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined benefit pension plans and other postretirement benefit plans [Member]
Retirement Plans (Textuals) [Abstract]
Net funded status related to the defined benefit pension plans	$ (661)	$ (796)
Total expense for all defined contribution retirement plans	59	93	74
Defined Contribution Pension [Member]
Retirement Plans (Textuals) [Abstract]
Total expense for all defined contribution retirement plans	$ 281	$ 254	$ 252